Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.09%
Communication services: 9.43%
Diversified telecommunication services: 1.74%
Verizon Communications, Inc.	134,000	$4,687,320
Entertainment: 3.89%
Activision Blizzard, Inc.	40,970	3,768,830
Warner Music Group Corp. Class A	200,700	6,683,310
		10,452,140
Interactive media & services: 1.19%
Alphabet, Inc. Class A†	23,560	3,208,165
Media: 2.61%
Omnicom Group, Inc.	86,450	7,003,315
Consumer discretionary: 10.43%
Distributors: 0.92%
LKQ Corp.	46,940	2,465,758
Household durables: 1.34%
Whirlpool Corp.	25,800	3,610,968
Leisure products: 2.74%
Hasbro, Inc.	102,120	7,352,640
Specialty retail: 2.35%
CarMax, Inc.†	77,420	6,323,666
Textiles, apparel & luxury goods: 3.08%
Gildan Activewear, Inc.	199,900	5,961,018
Hanesbrands, Inc.	442,800	2,324,700
		8,285,718
Consumer staples: 7.49%
Food products: 2.44%
Ingredion, Inc.	28,760	2,959,692
Kraft Heinz Co.	108,580	3,592,912
		6,552,604
Personal care products: 3.10%
Kenvue, Inc.	113,973	2,627,077
Unilever PLC ADR	112,050	5,716,791
		8,343,868
Tobacco: 1.95%
Philip Morris International, Inc.	54,550	5,240,073
Energy: 6.18%
Oil, gas & consumable fuels: 6.18%
ConocoPhillips	48,060	5,720,582
See accompanying notes to portfolio of investments
Allspring C&B Large Cap Value Portfolio | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
EOG Resources, Inc.	43,310	$5,570,532
Williams Cos., Inc.	153,750	5,308,987
		16,600,101
Financials: 30.68%
Banks: 6.95%
Bank of America Corp.	94,700	2,715,049
JPMorgan Chase & Co.	44,650	6,533,635
PNC Financial Services Group, Inc.	35,980	4,343,865
U.S. Bancorp	139,230	5,086,072
		18,678,621
Capital markets: 10.79%
Brookfield Corp. Class A	282,260	9,627,889
Charles Schwab Corp.	96,250	5,693,187
London Stock Exchange Group PLC ADR	251,700	6,594,540
State Street Corp.	102,920	7,074,721
		28,990,337
Consumer finance: 1.41%
Discover Financial Services	42,220	3,802,755
Financial services: 1.92%
Berkshire Hathaway, Inc. Class B†	14,320	5,158,064
Insurance: 9.61%
Allstate Corp.	35,410	3,817,552
Arch Capital Group Ltd.†	34,330	2,638,604
Chubb Ltd.	34,480	6,925,998
Fidelity National Financial, Inc.	155,400	6,433,560
Globe Life, Inc.	54,000	6,024,780
		25,840,494
Health care: 12.27%
Health care equipment & supplies: 6.60%
Becton Dickinson & Co.	19,720	5,510,754
Dentsply Sirona, Inc.	147,050	5,454,085
Medtronic PLC	83,200	6,780,800
		17,745,639
Health care providers & services: 4.12%
HCA Healthcare, Inc.	20,340	5,640,282
Laboratory Corp. of America Holdings	26,080	5,427,248
		11,067,530
Pharmaceuticals: 1.55%
Johnson & Johnson	25,852	4,179,751
See accompanying notes to portfolio of investments
2 | Allspring C&B Large Cap Value Portfolio

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Industrials: 10.36%
Aerospace & defense: 1.52%
Woodward, Inc.	31,519	$4,077,613
Commercial services & supplies: 1.94%
RB Global, Inc.	84,692	5,227,190
Electrical equipment: 1.66%
AMETEK, Inc.	28,050	4,474,256
Machinery: 2.02%
Stanley Black & Decker, Inc.	57,510	5,427,794
Trading companies & distributors: 3.22%
AerCap Holdings NV†	140,500	8,643,560
Information technology: 7.62%
Electronic equipment, instruments & components: 4.91%
Arrow Electronics, Inc.†	49,250	6,571,427
TE Connectivity Ltd.	49,935	6,610,895
		13,182,322
Software: 2.71%
Open Text Corp.	181,030	7,288,268
Real estate: 2.13%
Real estate management & development: 2.13%
CBRE Group, Inc. Class A†	67,190	5,714,509
Utilities: 1.50%
Gas utilities: 1.50%
Atmos Energy Corp.	34,800	4,035,060
Total common stocks (Cost $209,701,442)		263,660,099

		Yield
Short-term investments: 1.81%
Investment companies: 1.81%
Allspring Government Money Market Fund Select Class♠∞		5.26%	4,849,959	4,849,959
Total short-term investments (Cost $4,849,959)				4,849,959
Total investments in securities (Cost $214,551,401)	99.90%			268,510,058
Other assets and liabilities, net	0.10			280,760
Total net assets	100.00%			$268,790,818

†	Non-income-earning security.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments
Allspring C&B Large Cap Value Portfolio | 3

Portfolio of investments—August 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,079,661	$11,061,037	$(11,290,739)	$0	$0	$4,849,959	4,849,959	$100,600
See accompanying notes to portfolio of investments
4 | Allspring C&B Large Cap Value Portfolio

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,350,940	$0	$0	$25,350,940
Consumer discretionary	28,038,750	0	0	28,038,750
Consumer staples	20,136,545	0	0	20,136,545
Energy	16,600,101	0	0	16,600,101
Financials	82,470,271	0	0	82,470,271
Health care	32,992,920	0	0	32,992,920
Industrials	27,850,413	0	0	27,850,413
Information technology	20,470,590	0	0	20,470,590
Real estate	5,714,509	0	0	5,714,509
Utilities	4,035,060	0	0	4,035,060
Short-term investments
Investment companies	4,849,959	0	0	4,849,959
Total assets	$268,510,058	$0	$0	$268,510,058
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2023, the Portfolio did not have any transfers into/out of Level 3.
Allspring C&B Large Cap Value Portfolio | 5